Annual Fund Operating Expenses (Invesco Van Kampen Limited Duration Fund)	12 Months Ended
	May 02, 2011
Class A
Annual Fund Operating Expenses
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.43%	[1]
Total Annual Fund Operating Expenses	0.88%	[1]
Class B
Annual Fund Operating Expenses
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	0.65%
Other Expenses	0.43%	[1]
Total Annual Fund Operating Expenses	1.38%	[1]
Class C
Annual Fund Operating Expenses
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	0.65%
Other Expenses	0.43%	[1]
Total Annual Fund Operating Expenses	1.38%	[1]
Class Y
Annual Fund Operating Expenses
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.43%	[1]
Total Annual Fund Operating Expenses	0.73%	[1]

[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.